May 24, 2024
Portfolio Optimization Moderate Portfolio

Portfolio Optimization Moderate Portfolio – In the Performance subsection, the third sentence is deleted and replaced with the following:

The composite benchmark is comprised of 40% S&P 500, 37% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 8% ICE BofA U.S. 3-Month T-Bill Indices.